PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM LARGE CAP BASIC VALUE FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                                                                       INVESTOR
(fees paid directly from your investment)            CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y     CLASS
-----------------------------------------            -------   -------   -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                5.50%      None      None      None      None      None
Maximum Deferred Sales Charge (Load) (as a
   percentage of original purchase price or
   redemption proceeds, whichever is less)            None(1)   5.00%     1.00%      None(1)   None      None

ANNUAL FUND OPERATING EXPENSES(2)

                                                                                        CLASS   INVESTOR
(expenses that are deducted from fund assets)   CLASS A   CLASS B   CLASS C   CLASS R    Y(3)     CLASS
---------------------------------------------   -------   -------   -------   -------   -----   --------
Management Fees                                  0.60%     0.60%     0.60%     0.60%     0.60%    0.60%
Distribution and/or Service (12b-1) Fees         0.25      1.00      1.00      0.50      None     0.25
Other Expenses                                   0.46      0.46      0.46      0.46      0.46     0.46
Acquired Fund Fees and Expenses                  0.00      0.00      0.00      0.00      0.00     0.00
Total Annual Fund Operating Expenses(4)          1.31      2.06      2.06      1.56      1.06     1.31

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective July 1, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 2.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
     (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge)

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $676      $942     $1,229   $2,042
Class B            709       946      1,308    2,197(1)
Class C            309       646      1,108    2,390
Class R            159       493        850    1,856
Class Y            108       337        585    1,294
Investor Class     133       415        718    1,579

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $676     $942      $1,229   $2,042
Class B            209      646       1,108    2,197(1)
Class C            209      646       1,108    2,390
Class R            159      493         850    1,856
Class Y            108      337         585    1,294
Investor Class     133      415         718    1,579

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 and 5 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)     YEAR 1      YEAR 2      YEAR 3       YEAR 4      YEAR 5
---------------------   ---------   ----------  ----------   ----------  ---------
Annual Expense
   Ratio(1)                  1.31%        1.31%       1.31%        1.31%       1.31%
Cumulative Return
   Before Expenses           5.00%       10.25%      15.76%       21.55%      27.63%
Cumulative Return
   After Expenses           (2.01%)       1.60%       5.35%        9.24%      13.27%
End of Year Balance     $9,798.71   $10,160.28  $10,535.19   $10,923.94  $11,327.03
Estimated Annual
   Expenses             $  676.08   $   130.73  $   135.56   $   140.56  $   145.74

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)     YEAR 6       YEAR 7      YEAR 8      YEAR 9       YEAR 10
---------------------   ----------   ----------  ---------   ----------   ----------
Annual Expense
   Ratio(1)                   1.31%        1.31%       1.31%       1.31%        1.31%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            17.45%       21.78%      26.28%      30.94%       35.77%
End of Year Balance     $11,745.00   $12,178.39  $12,627.77  $13,093.74   $13,576.90
Estimated Annual
   Expenses             $   151.12   $   156.70  $   162.48  $   168.48   $   174.69

CLASS A (WITHOUT
MAXIMUM SALES CHARGE)     YEAR 1       YEAR 2      YEAR 3       YEAR 4      YEAR 5
---------------------   ----------   ----------  ----------   ----------  ----------
Annual Expense
   Ratio(1)                   1.31%        1.31%       1.31%        1.31%       1.31%
Cumulative Return
   Before Expenses            5.00%       10.25%      15.76%       21.55%      27.63%
Cumulative Return
   After Expenses             3.69%        7.52%      11.48%       15.60%      19.86%
End of Year Balance     $10,369.00   $10,751.62  $11,148.35   $11,559.72  $11,986.28
Estimated Annual
   Expenses             $   133.42   $   138.34  $   143.44   $   148.74  $   154.23

CLASS A (WITHOUT
MAXIMUM SALES CHARGE)     YEAR 6       YEAR 7      YEAR 8      YEAR 9       YEAR 10
---------------------   ----------   ----------  ----------  ----------   ----------
Annual Expense
   Ratio(1)                   1.31%        1.31%       1.31%       1.31%        1.31%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            24.29%       28.87%      33.63%      38.56%       43.67%
End of Year Balance     $12,428.57   $12,887.19  $13,362.72  $13,855.81   $14,367.09
Estimated Annual
   Expenses             $   159.92   $   165.82  $   171.94  $   178.28   $   184.86

CLASS B(2)                YEAR 1       YEAR 2      YEAR 3       YEAR 4       YEAR 5
----------              ----------   ----------  ----------   ----------  ----------
Annual Expense
   Ratio(1)                   2.06%        2.06%       2.06%        2.06%       2.06%
Cumulative Return
   Before Expenses            5.00%       10.25%      15.76%       21.55%      27.63%
Cumulative Return
   After Expenses             2.94%        5.97%       9.08%       12.29%      15.59%
End of Year Balance     $10,294.00   $10,596.64  $10,908.18   $11,228.89  $11,559.01
Estimated Annual
   Expenses             $   209.03   $   215.17  $   221.50   $   228.01  $   234.72

CLASS B(2)                YEAR 6       YEAR 7      YEAR 8      YEAR 9       YEAR 10
----------              ----------   ----------  ----------  ----------   ----------
Annual Expense
   Ratio(1)                   2.06%        2.06%       2.06%       1.31%        1.31%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            18.99%       22.49%      26.09%      30.74%       35.56%
End of Year Balance     $11,898.85   $12,248.68  $12,608.79  $13,074.05   $13,556.48
Estimated Annual
   Expenses             $   241.62   $   248.72  $   256.03  $   168.22   $   174.43

CLASS C(2)                YEAR 1       YEAR 2      YEAR 3       YEAR 4      YEAR 5
----------              ----------   ----------  ----------   ----------  ----------
Annual Expense
   Ratio(1)                   2.06%        2.06%       2.06%        2.06%        2.06%
Cumulative Return
   Before Expenses            5.00%       10.25%      15.76%       21.55%       27.63%
Cumulative Return
   After Expenses             2.94%        5.97%       9.08%       12.29%       15.59%
End of Year Balance     $10,294.00   $10,596.64  $10,908.18   $11,228.89   $11,559.01
Estimated Annual
   Expenses             $   209.03   $   215.17  $   221.50   $   228.01   $  234.72

CLASS C(2)                YEAR 6       YEAR 7      YEAR 8      YEAR 9       YEAR 10
----------              ----------   ----------  ----------  ----------   ----------
Annual Expense
   Ratio(1)                   2.06%        2.06%       2.06%       2.06%        2.06%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            18.99%       22.49%      26.09%      29.79%       33.61%
End of Year Balance     $11,898.85   $12,248.68  $12,608.79  $12,979.49   $13,361.08
Estimated Annual
   Expenses             $   241.62   $   248.72  $   256.03  $   263.56   $   271.31

CLASS R                   YEAR 1       YEAR 2      YEAR 3       YEAR 4      YEAR 5
-------                 ----------   ----------  ----------   ----------  ----------
Annual Expense
   Ratio(1)                   1.56%        1.56%       1.56%        1.56%       1.56%
Cumulative Return
   Before Expenses            5.00%       10.25%      15.76%       21.55%      27.63%
Cumulative Return
   After Expenses             3.44%        7.00%      10.68%       14.49%      18.42%
End of Year Balance     $10,344.00   $10,699.83  $11,067.91   $11,448.64  $11,842.48
Estimated Annual
   Expenses             $   158.68   $   164.14  $   169.79   $   175.63  $   181.67

CLASS R                   YEAR 6       YEAR 7      YEAR 8      YEAR 9       YEAR 10
-------                 ----------   ----------  ----------  ----------   ----------
Annual Expense
   Ratio(1)                   1.56%        1.56%       1.56%       1.56%        1.56%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            22.50%       26.71%      31.07%      35.58%       40.24%
End of Year Balance     $12,249.86   $12,671.25  $13,107.14  $13,558.03   $14,024.43
Estimated Annual
   Expenses             $   187.92   $   194.38  $   201.07  $   207.99   $   215.14

CLASS Y                   YEAR 1       YEAR 2      YEAR 3       YEAR 4      YEAR 5
-------                 ----------   ---------   ----------   ---------   ---------
Annual Expense
   Ratio(1)                   1.06%        1.06%       1.06%        1.06%       1.06%
Cumulative Return
   Before Expenses            5.00%       10.25%      15.76%       21.55%      27.63%
Cumulative Return
   After Expenses             3.94%        8.04%      12.29%       16.72%      21.31%
End of Year Balance     $10,394.00   $10,803.52  $11,229.18   $11,671.61  $12,131.47
Estimated Annual
   Expenses             $   108.09   $  112.35   $   116.77   $  121.37   $  126.16

CLASS Y                   YEAR 6       YEAR 7      YEAR 8      YEAR 9      YEAR 10
-------                 ----------   ---------   ---------   ----------   ----------
Annual Expense
   Ratio(1)                   1.06%        1.06%       1.06%       1.06%        1.06%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            26.09%       31.06%      36.23%      41.59%       47.17%
End of Year Balance     $12,609.45   $13,106.27  $13,622.65  $14,159.39   $14,717.27
Estimated Annual
   Expenses             $   131.13   $  136.29   $  141.66   $   147.24   $   153.05

INVESTOR CLASS            YEAR 1       YEAR 2      YEAR 3       YEAR 4      YEAR 5
--------------          ----------   ---------   ----------   ---------   ---------
Annual Expense
   Ratio(1)                   1.31%        1.31%       1.31%        1.31%       1.31%
Cumulative Return
   Before Expenses            5.00%       10.25%      15.76%       21.55%      27.63%
Cumulative Return
   After Expenses             3.69%        7.52%      11.48%       15.60%      19.86%
End of Year Balance     $10,369.00   $10,751.62  $11,148.35   $11,559.72  $11,986.28
Estimated Annual
   Expenses             $   133.42   $  138.34   $   143.44   $  148.74   $  154.23

INVESTOR CLASS            YEAR 6       YEAR 7      YEAR 8      YEAR 9       YEAR 10
--------------          ----------   ---------   ---------   ----------   ----------
Annual Expense
   Ratio(1)                   1.31%        1.31%       1.31%       1.31%        1.31%
Cumulative Return
   Before Expenses           34.01%       40.71%      47.75%      55.13%       62.89%
Cumulative Return
   After Expenses            24.29%       28.87%      33.63%      38.56%       43.67%
End of Year Balance     $12,428.57   $12,887.19  $13,362.72  $13,855.81   $14,367.09
Estimated Annual
   Expenses             $   159.92   $  165.82   $  171.94   $   178.28   $   184.86

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM LARGE CAP GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                                                                       INVESTOR
(fees paid directly from your investment)            CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y     CLASS
------------------------------------------           -------   -------   -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)     5.50%       None     None     None        None      None
Maximum Deferred Sales Charge (Load) (as a
   percentage of original purchase price or
   redemption proceeds, whichever is less)           None(1)     5.00%    1.00%    None(1)     None      None

ANNUAL FUND OPERATING EXPENSES(2)

                                                                                                     INVESTOR
(expenses that are deducted from fund assets)   CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y(3)     CLASS
---------------------------------------------   -------   -------   -------   -------   ----------   --------
Management Fees                                  0.64%     0.64%     0.64%     0.64%       0.64%       0.64%
Distribution and/or Service (12b-1) Fees         0.25      1.00      1.00      0.50        None        0.20
Other Expenses                                   0.47      0.47      0.47      0.47        0.47        0.47
Acquired Fund Fees and Expenses                  0.00      0.00      0.00      0.00        0.00        0.00
Total Annual Fund Operating Expenses(4)          1.36      2.11      2.11      1.61        1.11        1.31

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective July 1, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 2.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
     (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes that you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)   incur applicable initial sales charges (see "General
           Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   ---------
Class A           $681      $957     $1,254   $2,095
Class B            714       961      1,334    2,250(1)
Class C            314       661      1,134    2,441
Class R            164       508        876    1,911
Class Y            113       353        612    1,352
Investor Class     133       415        718    1,579

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   ---------
Class A           $681      $957     $1,254   $2,095
Class B            214       661      1,134    2,250(1)
Class C            214       661      1,134    2,441
Class R            164       508        876    1,911
Class Y            113       353        612    1,352
Investor Class     133       415        718    1,579

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 and 5 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES MAXIMUM SALES CHARGE)     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.36%        1.36%        1.36%        1.36%        1.36%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses               (2.06%)       1.50%        5.20%        9.03%       13.00%
End of Year Balance                       $ 9,793.98   $10,150.48   $10,519.96   $10,902.88   $11,299.75
Estimated Annual Expenses                 $   680.86   $   135.62   $   140.56   $   145.68   $   150.98

CLASS A (INCLUDES MAXIMUM SALES CHARGE)     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.36%        1.36%        1.36%        1.36%        1.36%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               17.11%       21.37%       25.79%       30.37%       35.12%
End of Year Balance                       $11,711.06   $12,137.34   $12,579.14   $13,037.02   $13,511.57
Estimated Annual Expenses                 $   156.47   $   162.17   $   168.07   $   174.19   $   180.53

CLASS A (WITHOUT MAXIMUM SALES CHARGE)      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.36%        1.36%        1.36%        1.36%        1.36%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                3.64%        7.41%       11.32%       15.37%       19.57%
End of Year Balance                       $10,364.00   $10,741.25   $11,132.23   $11,537.44   $11,957.41
Estimated Annual Expenses                 $   138.48   $   143.52   $   148.74   $   154.15   $   159.76

CLASS A (WITHOUT MAXIMUM SALES CHARGE)      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.36%        1.36%        1.36%        1.36%        1.36%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               23.93%       28.44%       33.11%       37.96%       42.98%
End of Year Balance                       $12,392.66   $12,843.75   $13,311.26   $13,795.79   $14,297.96
Estimated Annual Expenses                 $   165.58   $   171.61   $   177.85   $   184.33   $   191.04

CLASS B(2)                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.11%        2.11%        2.11%        2.11%        2.11%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                2.89%        5.86%        8.92%       12.07%       15.31%
End of Year Balance                       $10,289.00   $10,586.35   $10,892.30   $11,207.09   $11,530.97
Estimated Annual Expenses                 $   214.05   $   220.23   $   226.60   $   233.15   $   239.89

CLASS B(2)                                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.11%        2.11%        2.11%        1.36%        1.36%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               18.64%       22.07%       25.60%       30.17%       34.91%
End of Year Balance                       $11,864.21   $12,207.09   $12,559.88   $13,017.06   $13,490.88
Estimated Annual Expenses                 $   246.82   $   253.95   $   261.29   $   173.92   $   180.25

CLASS C(2)                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.11%        2.11%        2.11%        2.11%        2.11%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                2.89%        5.86%        8.92%       12.07%       15.31%
End of Year Balance                       $10,289.00   $10,586.35   $10,892.30   $11,207.09   $11,530.97
Estimated Annual Expenses                 $   214.05   $   220.23   $   226.60   $   233.15   $   239.89

CLASS C(2)                                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         2.11%        2.11%        2.11%        2.11%        2.11%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               18.64%       22.07%       25.60%       29.23%       32.96%
End of Year Balance                       $11,864.21   $12,207.09   $12,559.88   $12,922.86   $13,296.33
Estimated Annual Expenses                 $   246.82   $   253.95   $   261.29   $   268.84   $   276.61

CLASS R                                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.61%        1.61%        1.61%        1.61%        1.61%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                3.39%        6.89%       10.52%       14.27%       18.14%
End of Year Balance                       $10,339.00   $10,689.49   $11,051.87   $11,426.52   $11,813.88
Estimated Annual Expenses                 $   163.73   $   169.28   $   175.02   $   180.95   $   187.09

CLASS R                                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.61%        1.61%        1.61%        1.61%        1.61%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               22.14%       26.28%       30.57%       34.99%       39.57%
End of Year Balance                       $12,214.37   $12,628.44   $13,056.55   $13,499.16   $13,956.78
Estimated Annual Expenses                 $   193.43   $   199.98   $   206.76   $   213.77   $   221.02

CLASS Y                                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.11%        1.11%        1.11%        1.11%        1.11%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                3.89%        7.93%       12.13%       16.49%       21.02%
End of Year Balance                       $10,389.00   $10,793.13   $11,212.98   $11,649.17   $12,102.32
Estimated Annual Expenses                 $   113.16   $   117.56   $   122.13   $   126.88   $   131.82

CLASS Y                                     YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.11%        1.11%        1.11%        1.11%        1.11%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               25.73%       30.62%       35.70%       40.98%       46.47%
End of Year Balance                       $12,573.10   $13,062.20   $13,570.32   $14,098.20   $14,646.62
Estimated Annual Expenses                 $   136.95   $   142.28   $   147.81   $   153.56   $   159.53

INVESTOR CLASS                              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.31%        1.31%        1.31%        1.31%        1.31%
Cumulative Return Before Expenses               5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses                3.69%        7.52%       11.48%       15.60%       19.86%
End of Year Balance                       $10,369.00   $10,751.62   $11,148.35   $11,559.72   $11,986.28
Estimated Annual Expenses                 $   133.42   $   138.34   $   143.44   $   148.74   $   154.23

INVESTOR CLASS                              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                         1.31%        1.31%        1.31%        1.31%        1.31%
Cumulative Return Before Expenses              34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses               24.29%       28.87%       33.63%       38.56%       43.67%
End of Year Balance                       $12,428.57   $12,887.19   $13,362.72   $13,855.81   $14,367.09
Estimated Annual Expenses                 $   159.92   $   165.82   $   171.94   $   178.28   $   184.86

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CAPITAL DEVELOPMENT FUND
AIM CHARTER FUND
AIM CONSTELLATION FUND
AIM DIVERSIFIED DIVIDEND FUND
AIM LARGE CAP BASIC VALUE FUND
AIM LARGE CAP GROWTH FUND
AIM SUMMIT FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 13 and 14 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES

(fees paid directly from your          CAPITAL                            DIVERSIFIED   LARGE CAP   LARGE CAP
investment)                          DEVELOPMENT  CHARTER  CONSTELLATION    DIVIDEND   BASIC VALUE    GROWTH   SUMMIT
----------------------------------   -----------  -------  -------------  -----------  -----------  ---------  ------
Maximum Sales Charge (Load)              None       None       None           None        None         None     None
Imposed on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is less)                                 None       None       None           None         None        None     None

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are deducted            CAPITAL                            DIVERSIFIED   LARGE CAP   LARGE CAP
from fund assetst)                   DEVELOPMENT  CHARTER  CONSTELLATION    DIVIDEND   BASIC VALUE    GROWTH   SUMMIT(2)
----------------------------------   -----------  -------  -------------  -----------  -----------  ---------  ---------
Management Fees(3)                       0.65%     0.63%       0.63%         0.53%         0.60%       0.64%      0.63%
Distribution and/or Service
   (12b-1) Fees                          None      None        None          None          None        None       None
Other Expenses                           0.16      0.17        0.17          0.15          0.12        0.10       0.16
Acquired Fund Fees and Expenses          0.01      0.02        0.01          0.00          0.00        0.00       0.01
Total Annual Fund Operating
   Expenses(4)                           0.82      0.82        0.81          0.68          0.72        0.74       0.80

Fee Waiver(3, 5)                         0.01      0.04        0.02          0.01          0.00        0.00       0.01
Net Annual Fund Operating
   Expenses                              0.81      0.78        0.79          0.67          0.72        0.74       0.79

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Total Annual Fund Operating Expenses for Summit are based on estimated amounts for the current fiscal year.

(3) Through December 31, 2012, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by Charter and Constellation do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate for Charter ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion) and for Constellation, the advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

(4) Effective July 1, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Large Cap Basic Value and Large Cap Growth to 1.75% and 1.75% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses have been restated to reflect this agreement..

(5) Invesco Aim contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. This contractual waiver resulted in an aggregate reduction in advisory fees of 0.02% for Charter and 0.01% for Capital Development, Diversified Dividend and Summit, for the year ended October 31, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)   invest $10,000 in the funds for the time periods indicated;

     (ii)  redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
Capital Development       $83      $261     $454      $1,013
Charter                    80       253      445       1,004
Constellation              81       252      441         994
Diversified Dividend       68       217      378         846
Large Cap Basic Value      74       230      401         894
Large Cap Growth           76       237      411         918
Summit                     81       254      443        989"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 14 and 15 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CAPITAL DEVELOPMENT--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.81%        0.82%        0.82%        0.82%        0.82%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.19%        8.55%       13.08%       17.81%       22.73%
End of Year Balance         $10,419.00   $10,854.51   $11,308.23   $11,780.92   $12,273.36
Estimated Annual Expenses   $    82.70   $    87.22   $    90.87   $    94.67   $    98.62

CAPITAL DEVELOPMENT--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.82%        0.82%        0.82%        0.82%        0.82%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      27.86%       33.21%       38.78%       44.58%       50.62%
End of Year Balance         $12,786.39   $13,320.86   $13,877.67   $14,457.76   $15,062.09
Estimated Annual Expenses   $   102.74   $   107.04   $   111.51   $   116.18   $   121.03

CHARTER--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.78%        0.80%        0.80%        0.80%        0.82%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.22%        8.60%       13.16%       17.91%       22.84%
End of Year Balance         $10,422.00   $10,859.72   $11,315.83   $11,791.10   $12,283.97
Estimated Annual Expenses   $    79.65   $    85.13   $    88.70   $    92.43   $    98.71

CHARTER--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.82%        0.82%        0.82%        0.82%        0.82%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      27.97%       33.32%       38.90%       44.70%       50.75%
End of Year Balance         $12,797.43   $13,332.37   $13,889.66   $14,470.25   $15,075.10
Estimated Annual Expenses   $   102.83   $   107.13   $   111.61   $   116.28   $   121.14

CONSTELLATION--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.79%        0.79%        0.79%        0.79%        0.81%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.21%        8.60%       13.17%       17.93%       22.88%
End of Year Balance         $10,421.00   $10,859.72   $11,316.92   $11,793.36   $12,287.50
Estimated Annual Expenses   $    80.66   $    84.06   $    87.60   $    91.29   $    97.53

CONSTELLATION--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.81%        0.81%        0.81%        0.81%        0.81%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      28.02%       33.39%       38.98%       44.80%       50.87%
End of Year Balance         $12,802.35   $13,338.77   $13,897.66   $14,479.97   $15,086.68
Estimated Annual Expenses   $   101.61   $   105.87   $   110.31   $   114.93   $   119.74

DIVERSIFIED DIVIDEND--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.67%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.33%        8.84%       13.54%       18.44%       23.56%
End of Year Balance         $10,433.00   $10,883.71   $11,353.88   $11,844.37   $12,356.05
Estimated Annual Expenses       $68.45       $72.48       $75.61       $78.87       $82.28

DIVERSIFIED DIVIDEND--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.68%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      28.90%       34.47%       40.28%       46.34%       52.66%
End of Year Balance         $12,889.83   $13,446.67   $14,027.56   $14,633.55   $15,265.72
Estimated Annual Expenses       $85.84       $89.54       $93.41       $97.45      $101.66

LARGE CAP BASIC VALUE--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.28%        8.74%       13.40%       18.25%       23.31%
End of Year Balance         $10,428.00   $10,874.32   $11,339.74   $11,825.08   $12,331.19
Estimated Annual Expenses   $    73.54   $    76.69   $    79.97   $    83.39   $    86.96

LARGE CAP BASIC VALUE--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      28.59%       34.09%       39.83%       45.82%       52.06%
End of Year Balance         $12,858.97   $13,409.33   $13,983.25   $14,581.74   $15,205.83
Estimated Annual Expenses   $    90.68   $    94.57   $    98.61   $   102.83   $   107.24

LARGE CAP GROWTH--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.74%        0.74%        0.74%        0.74%        0.74%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.26%        8.70%       13.33%       18.16%       23.19%
End of Year Balance         $10,426.00   $10,870.15   $11,333.22   $11,816.01   $12,319.37
Estimated Annual Expenses   $    75.58   $    78.80   $    82.15   $    85.65   $    89.30

LARGE CAP GROWTH--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.74%        0.74%        0.74%        0.74%        0.74%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      28.44%       33.91%       39.62%       45.57%       51.77%
End of Year Balance         $12,844.18   $13,391.34   $13,961.81   $14,556.58   $15,176.69
Estimated Annual Expenses   $    93.11   $    97.07   $   101.21   $   105.52   $   110.01

SUMMIT--
INSTITUTIONAL  CLASS          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.79%        0.80%        0.80%        0.80%        0.80%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.21%        8.59%       13.15%       17.90%       22.85%
End of Year Balance         $10,421.00   $10,858.68   $11,314.75   $11,789.97   $12,285.14
Estimated Annual Expenses   $    80.66   $    85.12   $    88.69   $    92.42   $    96.30

SUMMIT--
INSTITUTIONAL  CLASS          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)           0.80%        0.80%        0.80%        0.80%        0.80%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      28.01%       33.39%       38.99%       44.83%       50.91%
End of Year Balance         $12,801.12   $13,338.77   $13,899.00   $14,482.75   $15,091.03
Estimated Annual Expenses   $   100.35   $   104.56   $   108.95   $   113.53   $   118.30

(1)  Your actual expenses may be higher or lower than those shown."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, P, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM CAPITAL DEVELOPMENT FUND
AIM CHARTER FUND
AIM CONSTELLATION FUND
AIM DIVERSIFIED DIVIDEND FUND
AIM LARGE CAP BASIC VALUE FUND
AIM LARGE CAP GROWTH FUND
AIM SUMMIT FUND

The following information replaces in its entirety the tenth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 36 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through at least June 30, 2010 to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:

             FUND                EXPENSE LIMITATION
             ----                ------------------
AIM Capital Development Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class R Shares                      2.25%
   Class Y Shares                      1.75%
   Investor Class Shares               2.00%
   Institutional Class Shares          1.75%
AIM Charter Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class R Shares                      2.25%
   Class Y Shares                      1.75%
   Institutional Class Shares          1.75%
AIM Constellation Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class R Shares                      2.25%
   Class Y Shares                      1.75%
   Institutional Class Shares          1.75%
AIM Diversified Dividend Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class R Shares                      2.25%
   Class Y Shares                      1.75%
   Investor Class Shares               2.00%
   Institutional Class Shares          1.75%

AIM Large Cap Basic Value Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class R Shares                      2.25%
   Class Y Shares                      1.75%
   Investor Class Shares               2.00%
   Institutional Class Shares          1.75%
AIM Large Cap Growth Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class R Shares                      2.25%
   Class Y Shares                      1.75%
   Investor Class Shares               2.00%
   Institutional Class Shares          1.75%
AIM Summit Fund
   Class A Shares                      2.00%
   Class B Shares                      2.75%
   Class C Shares                      2.75%
   Class P Shares                      1.85%
   Class Y Shares                      1.75%
   Institutional Class Shares          1.75%"

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 62 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."


                                       2